Accounts receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Legal obligors [Abstract]
Accounts Receivables	R$ (23,657,402)	R$ (16,076,540)
Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	(4,135,702)	(3,502,037)
Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	(2,930,494)	(2,492,268)
Santander [Member]
Legal obligors [Abstract]
Accounts Receivables	(2,286,504)	(1,491,429)
Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	(2,045,699)	(651,440)
Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,929,816)	(2,463,926)
Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	(865,428)	(495,570)
Banco Cooperativo Sicoob [Member]
Legal obligors [Abstract]
Accounts Receivables	(849,637)	0
Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	(692,276)	(620,429)
CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	(601,023)	(1,421,074)
Banco C6 [Member]
Legal obligors [Abstract]
Accounts Receivables	(481,017)	0
Banco Bradescard [Member]
Legal obligors [Abstract]
Accounts Receivables	(463,362)	(2,874)
Banco Inter [Member]
Legal obligors [Abstract]
Accounts Receivables	(407,601)	(684)
Other (iv)
Legal obligors [Abstract]
Accounts Receivables	(4,195,333)	(2,009,872)
Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	(21,883,892)	(15,151,603)
Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	(42,662)	(209,318)
Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	(97,248)	(56,799)
Other
Legal obligors [Abstract]
Accounts Receivables	(11,716)	(29,030)
Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	(151,626)	(295,147)
Working capital loans [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,069,671)	(330,848)
Working capital loans ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	(256,927)	(99,330)
Credit card receivables [Member]
Legal obligors [Abstract]
Accounts Receivables	(726,095)	(257,338)
Credit card receivables ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	(174,046)	(55,728)
Other credit initiatives [Member]
Legal obligors [Abstract]
Accounts Receivables	(110,050)	(23,360)
Other credit initiatives ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	(6,166)	0
Total credit receivables (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,468,677)	(456,488)
Current [member]
Legal obligors [Abstract]
Accounts Receivables	(1,239,797)	(422,918)
Non – Current
Legal obligors [Abstract]
Accounts Receivables	(228,880)	(33,570)
Other accounts receivable [Member]
Legal obligors [Abstract]
Accounts Receivables	(156,700)	(177,771)
Other accounts receivable ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	(3,493)	(4,470)
Visa [Member]
Legal obligors [Abstract]
Accounts Receivables	(8,516,273)	(5,348,235)
Visa [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,333,263)	(774,445)
Visa [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,630,756)	(448,592)
Visa [Member] | Santander [Member]
Legal obligors [Abstract]
Accounts Receivables	(818,937)	(988,772)
Visa [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	0	(107,927)
Visa [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,384,872)	(1,759,911)
Visa [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	(121,398)	(407,688)
Visa [Member] | Banco Cooperativo Sicoob [Member]
Legal obligors [Abstract]
Accounts Receivables	(216,047)	0
Visa [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	(550,352)	(158,879)
Visa [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	(206,969)	0
Visa [Member] | Banco C6 [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Banco Bradescard [Member]
Legal obligors [Abstract]
Accounts Receivables	(362,978)	0
Visa [Member] | Banco Inter [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Other (iv)
Legal obligors [Abstract]
Accounts Receivables	(1,890,701)	(702,021)
Visa [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	(8,516,273)	(5,348,235)
Visa [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Other
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Working capital loans [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Working capital loans ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Credit card receivables [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Credit card receivables ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Other credit initiatives [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Other credit initiatives ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Total credit receivables (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Current [member]
Legal obligors [Abstract]
Accounts Receivables
Visa [Member] | Non – Current
Legal obligors [Abstract]
Accounts Receivables
Visa [Member] | Other accounts receivable [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Other accounts receivable ECL [Member]
Legal obligors [Abstract]
Accounts Receivables
Master [Member]
Legal obligors [Abstract]
Accounts Receivables	(10,517,262)	(8,194,245)
Master [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	(2,045,133)	(2,100,129)
Master [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	(160,690)	(2,043,676)
Master [Member] | Santander [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,464,314)	(251,808)
Master [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	(2,045,699)	(543,513)
Master [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	(77,639)	(294,631)
Master [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	(744,030)	(87,882)
Master [Member] | Banco Cooperativo Sicoob [Member]
Legal obligors [Abstract]
Accounts Receivables	(633,590)	0
Master [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	(141,924)	(238,196)
Master [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	(136,125)	(1,421,074)
Master [Member] | Banco C6 [Member]
Legal obligors [Abstract]
Accounts Receivables	(481,017)	0
Master [Member] | Banco Bradescard [Member]
Legal obligors [Abstract]
Accounts Receivables	(91,016)	0
Master [Member] | Banco Inter [Member]
Legal obligors [Abstract]
Accounts Receivables	(407,601)	(684)
Master [Member] | Other (iv)
Legal obligors [Abstract]
Accounts Receivables	(2,088,484)	(1,212,651)
Master [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	(10,517,262)	(8,194,244)
Master [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Other
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Working capital loans [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Working capital loans ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Credit card receivables [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Credit card receivables ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Other credit initiatives [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Other credit initiatives ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Total credit receivables (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Current [member]
Legal obligors [Abstract]
Accounts Receivables
Master [Member] | Non – Current
Legal obligors [Abstract]
Accounts Receivables
Master [Member] | Other accounts receivable [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Other accounts receivable ECL [Member]
Legal obligors [Abstract]
Accounts Receivables
Hipercard [Member]
Legal obligors [Abstract]
Accounts Receivables	(757,306)	(627,463)
Hipercard [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	(757,306)	(627,463)
Hipercard [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Santander [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Banco Cooperativo Sicoob [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Banco C6 [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Banco Bradescard [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Banco Inter [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Other (iv)
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	(757,306)	(627,463)
Hipercard [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Other
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Working capital loans [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Working capital loans ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Credit card receivables [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Credit card receivables ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Other credit initiatives [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Other credit initiatives ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Total credit receivables (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Current [member]
Legal obligors [Abstract]
Accounts Receivables
Hipercard [Member] | Non – Current
Legal obligors [Abstract]
Accounts Receivables
Hipercard [Member] | Other accounts receivable [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Other accounts receivable ECL [Member]
Legal obligors [Abstract]
Accounts Receivables
Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,792,332)	(981,661)
Elo [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	(842,352)	0
Elo [Member] | Santander [Member]
Legal obligors [Abstract]
Accounts Receivables	0	(250,849)
Elo [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	(467,305)	(409,384)
Elo [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Banco Cooperativo Sicoob [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	0	(223,354)
Elo [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	(257,929)	0
Elo [Member] | Banco C6 [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Banco Bradescard [Member]
Legal obligors [Abstract]
Accounts Receivables	(9,368)	(2,874)
Elo [Member] | Banco Inter [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Other (iv)
Legal obligors [Abstract]
Accounts Receivables	(215,378)	(95,200)
Elo [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	(1,792,332)	(981,661)
Elo [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Other
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Working capital loans [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Working capital loans ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Credit card receivables [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Credit card receivables ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Other credit initiatives [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Other credit initiatives ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Total credit receivables (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Current [member]
Legal obligors [Abstract]
Accounts Receivables
Elo [Member] | Non – Current
Legal obligors [Abstract]
Accounts Receivables
Elo [Member] | Other accounts receivable [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Other accounts receivable ECL [Member]
Legal obligors [Abstract]
Accounts Receivables
Amex [Member]
Legal obligors [Abstract]
Accounts Receivables	(300,719)
Amex [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	(296,696)
Amex [Member] | Santander [Member]
Legal obligors [Abstract]
Accounts Receivables	(3,253)
Amex [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Banco Cooperativo Sicoob [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Banco C6 [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Banco Bradescard [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Banco Inter [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Other (iv)
Legal obligors [Abstract]
Accounts Receivables	(770)
Amex [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	(300,719)
Amex [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Other
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Working capital loans [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Working capital loans ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Credit card receivables [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Credit card receivables ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Other credit initiatives [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Other credit initiatives ECL [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Total credit receivables (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Current [member]
Legal obligors [Abstract]
Accounts Receivables
Amex [Member] | Non – Current
Legal obligors [Abstract]
Accounts Receivables
Amex [Member] | Other accounts receivable [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Amex [Member] | Other accounts receivable ECL [Member]
Legal obligors [Abstract]
Accounts Receivables